Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Summary of Freight Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities

The following is a roll-forward of the Company’s freight tax expenses (recovery) which are recorded in its consolidated balance sheets in other long-term liabilities, from January 1, 2014 to December 31, 2015:

	Year Ended December 31,
	2015 $	2014 $
Balance of unrecognized tax benefits as at January 1	4,852	5,351
Increases for positions related to the current year	3,294	406
Changes for positions taken in prior years	42	(753)
Decreases related to statute of limitations	(591)	(152)

Balance of unrecognized tax benefits as at December 31	7,597	4,852